intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions		3 Months Ended	6 Months Ended
	Feb. 06, 2018	Jun. 30, 2018	Jun. 30, 2018	Jan. 04, 2018	Dec. 31, 2017	Aug. 31, 2017	Jan. 01, 2017
Non-current liabilities
Goodwill		$ 4,610	$ 4,610		$ 4,236		$ 3,787
Customer contracts, customer relationships, and leasehold interests | Minimum
Acquisition effected by way of:
Useful life of intangible assets			P5Y
Customer contracts, customer relationships, and leasehold interests | Maximum
Acquisition effected by way of:
Useful life of intangible assets			P8Y
Software
Acquisition effected by way of:
Useful life of intangible assets			P5Y
Combined acquisitions
Current assets
Cash		5	$ 5
Accounts receivable		37	37
Other		3	3
Total current assets		45	45
Non-current assets
Other long-term assets		6	6
Total non current assets		134	134
Total identifiable assets acquired		179	179
Current liabilities
Short-term borrowings		6	6
Accounts payable and accrued liabilities		23	23
Advance billings and customer deposits		3	3
Total current liabilities		32	32
Non-current liabilities
Other long-term liabilities		2	2
Deferred income taxes		2	2
Total non-current liabilities		4	4
Total liabilities assumed		36	36
Net identifiable assets acquired		143	143
Goodwill		353	353
Net assets acquired		496	496
Acquisition effected by way of:
Cash consideration		254	254
Accounts payable and accrued liabilities		19	19
Provisions		204	204
Pre-existing relationship effectively settled		19	19
Total consideration transferred		496	496
Combined acquisitions | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization		111	111
Combined acquisitions | Software
Non-current assets
Intangible assets subject to amortization		10	10
Security services
Current assets
Cash		1	1
Other		1	1
Total current assets		2	2
Non-current assets
Total non current assets		21	21
Total identifiable assets acquired		23	23
Current liabilities
Advance billings and customer deposits		2	2
Total current liabilities		2	2
Non-current liabilities
Deferred income taxes		2	2
Total non-current liabilities		2	2
Total liabilities assumed		4	4
Net identifiable assets acquired		19	19
Goodwill		83	83
Net assets acquired		102	102
Acquisition effected by way of:
Cash consideration		100	100
Accounts payable and accrued liabilities		2	2
Total consideration transferred		102	102
Security services | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization		20	20
AlarmForce Industries Inc.
Current assets
Other				$ 1
Total current assets				1
Non-current assets
Total non current assets				14
Total identifiable assets acquired				15
Current liabilities
Advance billings and customer deposits				1
Total current liabilities				1
Non-current liabilities
Deferred income taxes				1
Total non-current liabilities				1
Total liabilities assumed				2
Net identifiable assets acquired				13
Goodwill				55
Net assets acquired				68
Acquisition effected by way of:
Cash consideration				68
Total consideration transferred				68
AlarmForce Industries Inc. | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization				13
Individually immaterial transactions
Current assets
Cash		1	1
Total current assets		1	1
Non-current assets
Total non current assets		7	7
Total identifiable assets acquired		8	8
Current liabilities
Advance billings and customer deposits		1	1
Total current liabilities		1	1
Non-current liabilities
Deferred income taxes		1	1
Total non-current liabilities		1	1
Total liabilities assumed		2	2
Net identifiable assets acquired		6	6
Goodwill		28	28
Net assets acquired		34	34
Acquisition effected by way of:
Cash consideration		32	32
Accounts payable and accrued liabilities		2	2
Total consideration transferred		34	34
Individually immaterial transactions | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization		7	$ 7
Xavient Information Systems
Business acquisition
Percentage of shares remaining that were included in the written put option provided to the non-controlling shareholders	35.00%
Current assets
Cash	$ 4
Accounts receivable	35
Other	2
Total current assets	41
Non-current assets
Other long-term assets	6
Total non current assets	93
Total identifiable assets acquired	134
Current liabilities
Short-term borrowings	6
Accounts payable and accrued liabilities	23
Total current liabilities	29
Non-current liabilities
Other long-term liabilities	2
Total non-current liabilities	2
Total liabilities assumed	31
Net identifiable assets acquired	103
Goodwill	255
Net assets acquired	358
Acquisition effected by way of:
Cash consideration	125
Accounts payable and accrued liabilities	14
Provisions	200
Pre-existing relationship effectively settled	19
Total consideration transferred	358
Amount of preliminary acquisition date values for goodwill		5
Amount of preliminary acquisition date values for provisions		$ 5
Xavient Information Systems | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization	81
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)		100.00%	100.00%
Individually immaterial healthcare-related transactions
Current assets
Accounts receivable		$ 2	$ 2
Total current assets		2	2
Non-current assets
Total non current assets		20	20
Total identifiable assets acquired		22	22
Current liabilities
Advance billings and customer deposits		1	1
Total current liabilities		1	1
Non-current liabilities
Total liabilities assumed		1	1
Net identifiable assets acquired		21	21
Goodwill		15	15
Net assets acquired		36	36
Acquisition effected by way of:
Cash consideration		29	29
Accounts payable and accrued liabilities		3	3
Provisions		4	4
Total consideration transferred		36	36
Individually immaterial healthcare-related transactions | Customer contracts, customer relationships, and leasehold interests
Non-current assets
Intangible assets subject to amortization		10	10
Individually immaterial healthcare-related transactions | Software
Non-current assets
Intangible assets subject to amortization		10	10
Voxpro Limited
Business acquisition
Ownership interest in businesses acquired (as a percentage)						55.00%
Buildings and leasehold improvements | Combined acquisitions
Non-current assets
Property, plant and equipment		1	1
Buildings and leasehold improvements | Xavient Information Systems
Non-current assets
Property, plant and equipment	1
Other | Combined acquisitions
Non-current assets
Property, plant and equipment		6	6
Other | Security services
Non-current assets
Property, plant and equipment		$ 1	$ 1
Other | AlarmForce Industries Inc.
Non-current assets
Property, plant and equipment				$ 1
Other | Xavient Information Systems
Non-current assets
Property, plant and equipment	$ 5
TELUS International (Cda) Inc. | Xavient Information Systems
Business acquisition
Ownership interest in businesses acquired (as a percentage)	65.00%